Transfer of Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 6,692		$ 8,062
Securities lent or sold under repurchase agreements	86,656	[1]	66,684
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	460		936
Mortgage servicing rights	43		52
Gain (loss) on sale of Mortgage loans	$ 15		$ 21

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).